John Hancock Investment Trust II

Supplement dated March 31, 2017 to the current prospectus, as may be supplemented

John Hancock Regional Bank Fund (the fund)

Effective immediately, the following information amends and restates the portfolio manager information in the “Fund summary” section under the heading “Portfolio management”:

Susan A. Curry Portfolio Manager Managed the fund since 2006	Ryan P. Lentell, CFA Portfolio Manager Managed the fund since 2015	Lisa A. Welch Senior Portfolio Manager Managed the fund since 2002

Additionally, the following information amends and restates the portfolio manager information in the “Fund details” section under the heading “Who’s who ─ Subadvisor”:

Susan A. Curry

▪ Portfolio Manager

▪ Managed the fund since 2006

▪ Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 1998

▪ Began business career in 1993

Ryan P. Lentell, CFA

▪ Portfolio Manager

▪ Managed the fund since 2015

▪ Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 2008

▪ Began business career in 1999

Lisa A. Welch

▪ Senior Portfolio Manager

▪ Managed the fund since 2002

▪ Joined John Hancock Asset Management a division of Manulife Asset Management (US) LLC in 1998

▪ Began business career in 1986

You should read this Supplement in conjunction with the prospectus and retain it for future reference.